Expense Example, No Redemption (USD $)	0 Months Ended
Mar. 01, 2013
(International Equity Funds - Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 240
Expense Example, No Redemption, 3 Years	764
Expense Example, No Redemption, 5 Years	1,315
Expense Example, No Redemption, 10 Years	2,817
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	220
Expense Example, No Redemption, 3 Years	729
Expense Example, No Redemption, 5 Years	1,264
Expense Example, No Redemption, 10 Years	2,455
(International Equity Funds - Retail) | (Wells Fargo Advantage Diversified International Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	220
Expense Example, No Redemption, 3 Years	729
Expense Example, No Redemption, 5 Years	1,264
Expense Example, No Redemption, 10 Years	2,728
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	247
Expense Example, No Redemption, 3 Years	761
Expense Example, No Redemption, 5 Years	1,301
Expense Example, No Redemption, 10 Years	2,504
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	247
Expense Example, No Redemption, 3 Years	761
Expense Example, No Redemption, 5 Years	1,301
Expense Example, No Redemption, 10 Years	2,776
(International Equity Funds - Retail) | (Wells Fargo Advantage Emerging Markets Equity Income Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	243
Expense Example, No Redemption, 3 Years	1,287
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	234
Expense Example, No Redemption, 3 Years	721
Expense Example, No Redemption, 5 Years	1,235
Expense Example, No Redemption, 10 Years	2,370
(International Equity Funds - Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	234
Expense Example, No Redemption, 3 Years	721
Expense Example, No Redemption, 5 Years	1,235
Expense Example, No Redemption, 10 Years	2,646
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,185
Expense Example, No Redemption, 10 Years	2,314
(International Equity Funds - Retail) | (Wells Fargo Advantage International Equity Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,185
Expense Example, No Redemption, 10 Years	2,592
(International Equity Funds - Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	219
Expense Example, No Redemption, 3 Years	699
Expense Example, No Redemption, 5 Years	1,205
Expense Example, No Redemption, 10 Years	2,597
(International Equity Funds - Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	483
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,865
(International Equity Funds - Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	451
Expense Example, No Redemption, 5 Years	796
Expense Example, No Redemption, 10 Years	1,770
(International Equity Funds - Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	155
Expense Example, No Redemption, 3 Years	482
Expense Example, No Redemption, 5 Years	833
Expense Example, No Redemption, 10 Years	1,823
(International Equity Funds - Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,680
(International Equity Funds - Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,633
(International Equity Funds - Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	411
Expense Example, No Redemption, 5 Years	726
Expense Example, No Redemption, 10 Years	1,618
(International Equity Funds - Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	411
Expense Example, No Redemption, 5 Years	714
Expense Example, No Redemption, 10 Years	1,575
(International Equity Funds - Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	368
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,468
(International Equity Funds - Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	400
Expense Example, No Redemption, 5 Years	692
Expense Example, No Redemption, 10 Years	1,523
(International Equity Funds - Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	1,375
(International Equity Funds - Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	327
Expense Example, No Redemption, 5 Years	586
Expense Example, No Redemption, 10 Years	1,328
(International Equity Funds - Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	334
Expense Example, No Redemption, 5 Years	588
Expense Example, No Redemption, 10 Years	1,317
(International Equity Funds - Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	170
Expense Example, No Redemption, 3 Years	554
Expense Example, No Redemption, 5 Years	963
Expense Example, No Redemption, 10 Years	2,105
(International Equity Funds - Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	518
Expense Example, No Redemption, 5 Years	910
Expense Example, No Redemption, 10 Years	2,009
(International Equity Funds - R) | (Wells Fargo Advantage International Equity Fund) | Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	521
Expense Example, No Redemption, 5 Years	929
Expense Example, No Redemption, 10 Years	$ 2,069